Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the years ended December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
	$	$
Salaries and benefits	3,860	2,443
Share-based compensation	1,364	562
	5,224	3,005